EXCHANGEABLE NOTES - Assumptions used in determining fair values of Exchangeable Notes (Details)	Jun. 30, 2026
Lightning Speed Exchangeable Notes | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0106
Lightning Speed Exchangeable Notes | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0118
Lightning Speed Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.50
Lightning Speed Exchangeable Notes | Bond yields
EXCHANGEABLE NOTES
Measurement input	0.2144
Kingway Exchangeable Note | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0131
Kingway Exchangeable Note | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0135
Kingway Exchangeable Note | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.75
Kingway Exchangeable Note | Bond yields | Minimum
EXCHANGEABLE NOTES
Measurement input	0.1965
Kingway Exchangeable Note | Bond yields | Maximum
EXCHANGEABLE NOTES
Measurement input	0.2096